Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2019
Statement of cash flows, additional disclosures [Abstract]
Components of Cash and Cash Equivalents
The components of cash and cash equivalents are as follows:

	June 30, 2019	June 30, 2018
	$	$
Cash and cash equivalents	172,727	76,785
Restricted cash (1)	46,066	13,398
	218,793	90,183

(1)
Pursuant to the terms of the Credit Agreement (Note 14(a)), Aurora is required to reserve cash equal to two years of principal and interest payments. As at June 30, 2019, the Company had $46.1 million of cash reserved for such purposes. As at June 30, 2018, the Company held $13.4 million restricted cash in a legal trust relating to an investment in a private company.

Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	June 30, 2019	June 30, 2018
	$	$
Sales tax recoverable	(12,497)	(6,470)
Accounts receivable	(57,161)	(5,887)
Biological assets	(40,486)	1,447
Inventory	(9,798)	(10,437)
Prepaid and other current assets	(11,039)	(8,236)
Accounts payable and accrued liabilities	103,146	3,105
Income taxes payable	(8,529)	1,659
Deferred revenue	(1,588)	(573)
Changes in operating assets and liabilities	(37,952)	(25,392)

Supplementary Cash Flow Information
Additional supplementary cash flow information are as follows:

	June 30, 2019	June 30, 2018
	$	$
Property, plant and equipment in accounts payable	41,646	16,924
Capitalized borrowing costs	25,244	5,710
Interest paid	18,055	7,066
Interest received	4,970	2,295